ESOP Plan (Detail Textual 2) (USD $)	Aug. 15, 2013	Nov. 08, 2011	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Market Price Per Share (in dollars per share)	$ 0.69	$ 1.33
Employee Stock Ownership Plan (the "ESOP")
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
The fair value of the unallocated shares			$ 235,000	$ 443,000
Market Price Per Share (in dollars per share)			$ 0.53	$ 0.80